Summary of Significant Accounting Policies (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Conversion of convertible preferred shares	0	0
Other than temporary impairment recognized in earnings	$ 140
Assets	1,227
Liability	1,762
Severance expenses	$ 2,167	$ 1,428
Severance pay description	Pursuant to Israel’s Severance Pay Law, Israeli employees are entitled to severance pay equal to one month’s salary for each year of employment, or a portion thereof. The Company has elected to include its employees in Israel under Section 14 of the Severance Pay Law, under which these employees are entitled only to monthly deposits made in their name with insurance companies, at a rate of 8.33% of their monthly salary.
Service fees
Concentration Risk [Line Items]
Revenue	$ 16,515	8,366	$ 2,627
Largest customer
Concentration Risk [Line Items]
Revenue		31,346	$ 24,534
Amount due to customer		$ 8,482